Condensed Statements Of Consolidated Income - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues (Note 4)		$ 1,095		$ 3,106		$ 3,958	$ 3,920	$ 3,878
Operating expenses:
Wholesale transmission service		237		719		929	894	802
Operation and maintenance (Note 11)		214		636		762	754	724
Depreciation and amortization		169		503		762	785	863
Provision in lieu of income taxes (Note 11)		54		134		255	259	260
Taxes other than amounts related to income taxes		128		374		462	451	450
Total operating expenses		802		2,366		3,170	3,143	3,099
Operating income		293	$ 247	740		788	777	779
Other income and (deductions) - net (Note 12)		(13)	(13)	(63)	$ (35)	(15)	(15)	(22)
Nonoperating benefit in lieu of income taxes		(3)		(13)		12	(5)	(8)
Interest expense and related charges (Note 12)		89	87	264	257	342	336	333
Net income		$ 194	157	$ 426	343	419	431	432
Nonaffiliates [Member]
Operating revenues (Note 4)						$ 3,958	3,205	2,923
Affiliates [Member]
Operating revenues (Note 4)							$ 715	$ 955
Accounting Standards Update 2017-07 [Member]
Operating revenues (Note 4)	[1]		1,068		2,967
Operating expenses:
Wholesale transmission service	[1]		230		690
Operation and maintenance (Note 11)	[1]		176		529
Depreciation and amortization	[1]		193		581
Provision in lieu of income taxes (Note 11)	[1]		97		209
Taxes other than amounts related to income taxes	[1]		120		340
Total operating expenses	[1]		816		2,349
Operating income	[1]		252		618
Other income and (deductions) - net (Note 12)	[1]		(13)		(35)
Nonoperating benefit in lieu of income taxes	[1]		(5)		(17)
Interest expense and related charges (Note 12)	[1]		87		257
Net income	[1]		$ 157		$ 343

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.